Financial Risk Management - Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [Line Items]
Secured bank borrowings	₩ 642,172	₩ 700,820
Unsecured bank borrowings	2,950,184	2,197,132
Unsecured bond issues	2,010,762	1,880,818
Other accounts payable	3,169,937	2,449,517
Long-term other accounts payable	₩ 2	₩ 3,530
Borrowings, bonds and others [member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	1.57%	1.48%
Borrowings, bonds and others [member] | Top of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	2.92%	2.68%
Not measured at fair value but for which the fair value is disclosed [member] | Secured bank borrowings [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Unsecured bank borrowings [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Unsecured bond issues [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Other accounts payable [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Long-term other accounts payable [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique		Discounted cash flow
Input		Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [Line Items]
Secured bank borrowings	₩ 642,172	₩ 700,820
Unsecured bank borrowings	2,955,399	2,200,522
Unsecured bond issues	2,016,086	1,903,863
Other accounts payable	₩ 3,170,147	2,449,938
Long-term other accounts payable		₩ 3,891